Consolidated Statements of Comprehensive Income (Loss) (Parentheticals) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of Comprehensive Income [Abstract]
Tax income from unrealized gains (losses) on marketable securities	$ 158	$ 93	$ (72)
Tax income from Losses (gains) on marketable securities	(38)	(20)	36
Tax income unrealized gains (losses) on cash flow hedges	23	10	(14)
Tax income from Losses (gains) on cash flow hedges	$ (24)	$ (2)	$ 7